Auditor’s remuneration	12 Months Ended
Dec. 31, 2018
Auditors Remuneration [Abstract]
Auditor’s remuneration

4 Auditor’s remuneration

	2018 £m	2017 £m	2016 £m
Auditors’ remuneration
Payable to the auditors of RELX PLC	0.9	0.9	0.9
Payable to the auditors of the Group’s subsidiaries	5.9	5.9	5.3
Audit services	6.8	6.8	6.2
Audit-related assurance services	0.9	0.8	0.6
Total audit and audit related assurance services	7.7	7.6	6.8
Tax services	0	–	0.4
Other services: Consulting	0	–	0.1
Other services: Due diligence and other transaction-related services	2.7	0.3	0.4
Total non-audit related services	2.7	0.3	0.9
Total auditors’ remuneration	10.4	7.9	7.7

Amounts payable to the auditors of the Group’s subsidiaries include amounts for the audit of internal controls over financial reporting in accordance with the US Sarbanes-Oxley Act. Included in audit related assurance services for 2018 are £0.1m in fees for services relating to RELX pension plans (2017: £0.1m). The amounts payable in 2017 and 2016 to the auditors of RELX PLC also reflect amounts payable to the auditors of RELX NV. The previously reported 2017 fees paid to EY for audit services have been revised to include additional amounts for expenses incurred and final fees for statutory audits which took place subsequent to the audit of the RELX consolidated accounts.